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                                                  OMB Number:         3235-0582
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                                                  hours per response       14.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-01548
                                   --------------------

                           Armstrong Associates, Inc.
--------------------------------------------------------------------------------
                 Exact name of registrant as specified in charter)

750 N. St Paul, Suite 1300, Dallas, Texas                     75201
--------------------------------------------------------------------------------
(Address of principal executive offices)                    (Zip code)

                                  C. K. Lawson
                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
--------------------------------------------------------------------------------
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 214-720-9101
                                                    ----------------------------

Date of fiscal year end: 6/30/04
                         ---------------------

Date of reporting period: 7/1/03 to 6/30/04
                          ---------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)     Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

(f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i). Whether the Registrant cast its vote for or against management.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Armstrong Associates, Inc.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ C. K. Lawson
                          ------------------------------------------------------
                          C. K. Lawson, President

Date 7/19/04
     -------------

* Print the name and title of each signing officer under his or her signature.

Exhibit A

------------------------------------------------------------------------------------------------------------------------------------
  (A)               (B)       (C)         (D)               (E)                  (F)            (G)     (H)      (I)
------------------------------------------------------------------------------------------------------------------------------------
                                        MEETING                                ISSUER V.                VOTE  FOR/AGAINST    # OF
ISSUER            TICKER     CUSIP       DATE       DESCRIPTION OF VOTE           SH           VOTED?   CAST     MGMT       SHARES
------------------------------------------------------------------------------------------------------------------------------------
Dell               DELL    247025109   7/18/2003    Board of Directors          Issuer          Yes      For      For        8,000
------------------------------------------------------------------------------------------------------------------------------------
Dell               DELL    247025109   7/18/2003    Elimination of              Issuer          Yes      For      For        8,000
                                                    Classified Board
------------------------------------------------------------------------------------------------------------------------------------
Dell               DELL    247025109   7/18/2003    Name change to Dell Inc     Issuer          Yes      For      For        8,000
------------------------------------------------------------------------------------------------------------------------------------
Dell               DELL    247025109   7/18/2003    Executive Incentive Plan    Issuer          Yes      For      For        8,000
------------------------------------------------------------------------------------------------------------------------------------
Medtronics         MDT     585055106   8/28/2003    Board of Diretors           Issuer          Yes      For      For       20,000
------------------------------------------------------------------------------------------------------------------------------------
Medtronics         MDT     585055106   8/28/2003    Ratification of Auditors    Issuer          Yes      For      For       20,000
------------------------------------------------------------------------------------------------------------------------------------
Medtronics         MDT     585055106   8/28/2003    2003 Incentive Plan         Issuer          Yes      For      For       20,000
------------------------------------------------------------------------------------------------------------------------------------
Medtronics         MDT     585055106   8/28/2003    Executive Incentive Plan    Issuer          Yes      For      For       20,000
------------------------------------------------------------------------------------------------------------------------------------
Oracle             ORCL    68389x105   10/13/2003   Board of Diretors           Issuer          Yes      For      For       48,000
------------------------------------------------------------------------------------------------------------------------------------
Oracle             ORCL    68389x105   10/13/2003   2004 Executive Bonus Plan   Issuer          Yes      For      For       48,000
------------------------------------------------------------------------------------------------------------------------------------
Oracle             ORCL    68389x105   10/13/2003   Ratification of Auditors    Issuer          Yes      For      For       48,000
------------------------------------------------------------------------------------------------------------------------------------
Oracle             ORCL    68389x105   10/13/2003   1993 Directors Stock Plan   Issuer          Yes      For      For       48,000
------------------------------------------------------------------------------------------------------------------------------------
Oracle             ORCL    68389x105   10/13/2003   Adopt Workers in China      Shareholder     Yes      Against  For       48,000
                                                    Rights Proposal
------------------------------------------------------------------------------------------------------------------------------------
Microsoft          MSFT    594918104   11/11/2003   Board of Directors          Issuer          Yes      For      For       10,000
------------------------------------------------------------------------------------------------------------------------------------
Microsoft          MSFT    594918104   11/11/2003   Amend 2001 Stock Plan       Issuer          Yes      For      For       10,000
------------------------------------------------------------------------------------------------------------------------------------
Microsoft          MSFT    594918104   11/11/2003   Amend 1999 Stock Plan       Issuer          Yes      For      For       10,000
------------------------------------------------------------------------------------------------------------------------------------
Microsoft          MSFT    594918104   11/11/2003   Charitable Contributions    Shareholder     Yes      Against  For       10,000
------------------------------------------------------------------------------------------------------------------------------------
Brinker            EAT     109641100   11/13/2003   Board of Directors          Issuer          Yes      For      For       14,000
Internat'l
------------------------------------------------------------------------------------------------------------------------------------
Brinker            EAT     109641100   11/13/2003   Ratification of Auditors    Issuer          Yes      For      For       14,000
Internat'l
------------------------------------------------------------------------------------------------------------------------------------
Brinker            EAT     109641100   11/13/2003   Report Generically          Shareholder     Yes      Against  For       14,000
Internat'l                                          Engineered Food
------------------------------------------------------------------------------------------------------------------------------------
UTI Worldwide      UTIW    G87210103   2/27/2004    2004 Long Term Incentive    Issuer          Yes      For      For        5,000
                                                    Plan
------------------------------------------------------------------------------------------------------------------------------------
Bank of America    BAC     060505104   3/17/2004    Merger                      Issuer          Yes      For      For        4,000
------------------------------------------------------------------------------------------------------------------------------------
Bank of America    BAC     060505104   3/17/2004    Amended Stock Plan          Issuer          Yes      For      For        4,000
------------------------------------------------------------------------------------------------------------------------------------
Bank of America    BAC     060505104   3/17/2004    Increase Authorized         Issuer          Yes      For      For        4,000
                                                    Shares
------------------------------------------------------------------------------------------------------------------------------------
Bank of America    BAC     060505104   3/17/2004    Adjourn to Solicit          Issuer          Yes      For      For        4,000
                                                    Addt'l Proxies
------------------------------------------------------------------------------------------------------------------------------------
United Technology  UTX     913017109   4/14/2004    Board of Directors          Issuer          Yes      For      For        4,000
------------------------------------------------------------------------------------------------------------------------------------
United Technology  UTX     913017109   4/14/2004    Ratification of Auditors    Issuer          Yes      For      For        4,000
------------------------------------------------------------------------------------------------------------------------------------
United Technology  UTX     913017109   4/14/2004    Executive Compensation      Shareholder     Yes      Against  For        4,000
                                                    Disclosure
------------------------------------------------------------------------------------------------------------------------------------
United Technology  UTX     913017109   4/14/2004    Performance Based Stock     Shareholder     Yes      Against  For        4,000
                                                    Options
------------------------------------------------------------------------------------------------------------------------------------
United Technology  UTX     913017109   4/14/2004    Criteria for Military       Shareholder     Yes      Against  For        4,000
                                                    Contracts
------------------------------------------------------------------------------------------------------------------------------------
United Technology  UTX     913017109   4/14/2004    Independent Chairman of     Shareholder     Yes      Against  For        4,000
                                                    the Board
------------------------------------------------------------------------------------------------------------------------------------
Citigroup          CIT     172967101   4/20/2004    Board of Directors          Issuer          Yes      For      For        5,867
------------------------------------------------------------------------------------------------------------------------------------
Citigroup          CIT     172967101   4/20/2004    Ratification of Auditors    Issuer          Yes      For      For        5,867
------------------------------------------------------------------------------------------------------------------------------------
Citigroup          CIT     172967101   4/20/2004    Curb on Executive           Shareholder     Yes      Against  For        5,867
                                                    Compensation
------------------------------------------------------------------------------------------------------------------------------------
Citigroup          CIT     172967101   4/20/2004    Report on Political         Shareholder     Yes      Against  For        5,867
                                                    Contributions
------------------------------------------------------------------------------------------------------------------------------------
Citigroup          CIT     172967101   4/20/2004    Discontinuance to top 5     Shareholder     Yes      Against  For        5,867
                                                    Management
------------------------------------------------------------------------------------------------------------------------------------
Citigroup          CIT     172967101   4/20/2004    Independent Chairman of     Shareholder     Yes      Against  For        5,867
                                                    the Board
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual  WM      939322103   4/20/2004    Board of Directors          Issuer          Yes      For      For        7,000
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual  WM      939322103   4/20/2004    Ratification of Auditors    Issuer          Yes      For      For        7,000
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual  WM      939322103   4/20/2004    Compensation Plan           Shareholder     Yes      Against  For        7,000
------------------------------------------------------------------------------------------------------------------------------------
Pfizer             PFE     717081103   4/22/2004    Board of Directors          Issuer          Yes      For      For       12,284
------------------------------------------------------------------------------------------------------------------------------------
Pfizer             PFE     717081103   4/22/2004    Ratification of Auditors    Issuer          Yes      For      For       12,284
------------------------------------------------------------------------------------------------------------------------------------
Pfizer             PFE     717081103   4/22/2004    2004 Stock Plan             Issuer          Yes      For      For       12,284
------------------------------------------------------------------------------------------------------------------------------------
Pfizer             PFE     717081103   4/22/2004    Proposal on HIV/AIDS        Shareholder     Yes      Against  For       12,284
                                                    effects
------------------------------------------------------------------------------------------------------------------------------------
Pfizer             PFE     717081103   4/22/2004    Political Contributions     Shareholder     Yes      Against  For       12,284
------------------------------------------------------------------------------------------------------------------------------------
Pfizer             PFE     717081103   4/22/2004    Report on Supporting        Shareholder     Yes      Against  For       12,284
                                                    Political Entities
------------------------------------------------------------------------------------------------------------------------------------
Pfizer             PFE     717081103   4/22/2004    Term Limits on Directors    Shareholder     Yes      Against  For       12,284
------------------------------------------------------------------------------------------------------------------------------------
Pfizer             PFE     717081103   4/22/2004    Increasing Access to        Shareholder     Yes      Against  For       12,284
                                                    Pfizer Products
------------------------------------------------------------------------------------------------------------------------------------
Pfizer             PFE     717081103   4/22/2004    Stock Options               Shareholder     Yes      Against  For       12,284
------------------------------------------------------------------------------------------------------------------------------------
Pfizer             PFE     717081103   4/22/2004    InVitro Testing             Shareholder     Yes      Against  For       12,284
------------------------------------------------------------------------------------------------------------------------------------
Avery Dennison     AVY     053611109   4/22/2004    Board of Directors          Issuer          Yes      For      For       15,000
------------------------------------------------------------------------------------------------------------------------------------
Avery Dennison     AVY     053611109   4/22/2004    Ratification of Auditors    Issuer          Yes      For      For       15,000
------------------------------------------------------------------------------------------------------------------------------------
Avery Dennison     AVY     053611109   4/22/2004    Leadership Compensation     Issuer          Yes      For      For       15,000
                                                    Plan
------------------------------------------------------------------------------------------------------------------------------------
Avery Dennison     AVY     053611109   4/22/2004    Executive LT Incentive      Issuer          Yes      For      For       15,000
                                                    Plan
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs        ABT     002824100   4/23/2004    Board of Directors          Issuer          Yes      For      For       25,000
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs        ABT     002824100   4/23/2004    Ratification of Auditors    Issuer          Yes      For      For       25,000
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs        ABT     002824100   4/23/2004    Prescription Drugs          Shareholder     Yes      Against  For       25,000
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs        ABT     002824100   4/23/2004    Political Contributions     Shareholder     Yes      Against  For       25,000
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs        ABT     002824100   4/23/2004    Option Grants for Sr        Shareholder     Yes      Against  For       25,000
                                                    Mgmnt
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs        ABT     002824100   4/23/2004    Global Infectious           Shareholder     Yes      Against  For       25,000
                                                    Diseases
------------------------------------------------------------------------------------------------------------------------------------
IBM                IBM     459200101   4/27/2004    Board of Directors          Issuer          Yes      For      For        5,000
------------------------------------------------------------------------------------------------------------------------------------
IBM                IBM     459200101   4/27/2004    Ratification of Auditors    Issuer          Yes      For      For        5,000
------------------------------------------------------------------------------------------------------------------------------------
IBM                IBM     459200101   4/27/2004    Ratification of Auditors    Issuer          Yes      For      For        5,000
                                                    for Business Consulting
------------------------------------------------------------------------------------------------------------------------------------
IBM                IBM     459200101   4/27/2004    Approve Long Term           Issuer          Yes      For      For        5,000
                                                    Incentive Program
------------------------------------------------------------------------------------------------------------------------------------
IBM                IBM     459200101   4/27/2004    Cumulative Voting           Shareholder     Yes      Against  For        5,000
------------------------------------------------------------------------------------------------------------------------------------
IBM                IBM     459200101   4/27/2004    Pension and retirement      Shareholder     Yes      Against  For        5,000
                                                    Medical
------------------------------------------------------------------------------------------------------------------------------------
IBM                IBM     459200101   4/27/2004    Executive Compensation      Shareholder     Yes      Against  For        5,000
------------------------------------------------------------------------------------------------------------------------------------
IBM                IBM     459200101   4/27/2004    Expensing Stock Options     Shareholder     Yes      Against  For        5,000
------------------------------------------------------------------------------------------------------------------------------------
IBM                IBM     459200101   4/27/2004    Disclose Executive          Shareholder     Yes      Against  For        5,000
                                                    Compensation
------------------------------------------------------------------------------------------------------------------------------------
IBM                IBM     459200101   4/27/2004    China Business Principals   Shareholder     Yes      Against  For        5,000
------------------------------------------------------------------------------------------------------------------------------------
IBM                IBM     459200101   4/27/2004    Political Contributions     Shareholder     Yes      Against  For        5,000
------------------------------------------------------------------------------------------------------------------------------------
IBM                IBM     459200101   4/27/2004    Executive Compensation      Shareholder     Yes      Against  For        5,000
                                                    Review
------------------------------------------------------------------------------------------------------------------------------------
Praxair            PX      74005p104   4/27/2004    Board of Directors          Issuer          Yes      For      For       12,000
------------------------------------------------------------------------------------------------------------------------------------
Praxair            PX      74005p104   4/27/2004    Amend Long Term             Issuer          Yes      For      For       12,000
                                                    Incentive Plan
------------------------------------------------------------------------------------------------------------------------------------
Praxair            PX      74005p104   4/27/2004    Amend Certificate of        Issuer          Yes      For      For       12,000
                                                    Incorporation
------------------------------------------------------------------------------------------------------------------------------------
Praxair            PX      74005p104   4/27/2004    Approve Stockholder         Issuer          Yes      For      For       12,000
                                                    Rights Agreement
------------------------------------------------------------------------------------------------------------------------------------
Black Decker       BDK     091797100   4/27/2004    Board of Directors          Issuer          Yes      For      For       10,000
------------------------------------------------------------------------------------------------------------------------------------
Black Decker       BDK     091797100   4/27/2004    Ratification of Auditors    Issuer          Yes      For      For       10,000
------------------------------------------------------------------------------------------------------------------------------------
Black Decker       BDK     091797100   4/27/2004    Restricted Stock Plan       Issuer          Yes      For      For       10,000
------------------------------------------------------------------------------------------------------------------------------------
Black Decker       BDK     091797100   4/27/2004    Stockholders Proposal       Shareholder     Yes      Against  For       10,000
------------------------------------------------------------------------------------------------------------------------------------
Kraft              KFT     50075N104   4/27/2004    Board of Directors          Issuer          Yes      For      For       10,000
------------------------------------------------------------------------------------------------------------------------------------
Kraft              KFT     50075N104   4/27/2004    Ratification of Auditors    Issuer          Yes      For      For       10,000
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel      CCU     184502102   4/28/2004    Board of Directors          Issuer          Yes      For      For        6,000
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel      CCU     184502102   4/28/2004    Ratification of Auditors    Issuer          Yes      For      For        6,000
------------------------------------------------------------------------------------------------------------------------------------
Corning            GLW     219350105   4/29/04      Board of Directors          Issuer          Yes      For      For       24,000
------------------------------------------------------------------------------------------------------------------------------------
Corning            GLW     219350105   4/29/04      Ratification of Auditors    Issuer          Yes      For      For       24,000
------------------------------------------------------------------------------------------------------------------------------------
Corning            GLW     219350105   4/29/04      Severance Agreements        Shareholder     Yes      Against  For       24,000
                                                    with Executives
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark     KMB     494368103   4/29/04      Board of Directors          Issuer          Yes      For      For        6,000
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark     KMB     494368103   4/29/04      2001 Equity Plan            Issuer          Yes      For      For        6,000
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark     KMB     494368103   4/29/04      Ratification of Auditors    Issuer          Yes      For      For        6,000
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark     KMB     494368103   4/29/04      Restated Rights Agreement   Shareholder     Yes      Against  For        6,000
------------------------------------------------------------------------------------------------------------------------------------
Boeing             BA      097023105   5/3/2004     Board of Directors          Issuer          Yes      For      For        5,000
------------------------------------------------------------------------------------------------------------------------------------
Boeing             BA      097023105   5/3/2004     Eliminate Certain Vote      Issuer          Yes      For      For        5,000
                                                    requirements
------------------------------------------------------------------------------------------------------------------------------------
Boeing             BA      097023105   5/3/2004     Ratification of Auditors    Issuer          Yes      For      For        5,000
------------------------------------------------------------------------------------------------------------------------------------
Boeing             BA      097023105   5/3/2004     Report on Military          Shareholder     Yes      Against  For        5,000
                                                    Contracts
------------------------------------------------------------------------------------------------------------------------------------
Boeing             BA      097023105   5/3/2004     Adopt Human Rights Policy   Shareholder     Yes      Against  For        5,000
------------------------------------------------------------------------------------------------------------------------------------
Boeing             BA      097023105   5/3/2004     Declassify Board            Shareholder     Yes      Against  For        5,000
------------------------------------------------------------------------------------------------------------------------------------
Boeing             BA      097023105   5/3/2004     Adopt Simple Majority       Shareholder     Yes      Against  For        5,000
                                                    Vote
------------------------------------------------------------------------------------------------------------------------------------
Boeing             BA      097023105   5/3/2004     Require approval            Shareholder     Yes      Against  For        5,000
                                                    Severance Agreements
------------------------------------------------------------------------------------------------------------------------------------
Boeing             BA      097023105   5/3/2004     Retention of Stock Policy   Shareholder     Yes      Against  For        5,000
------------------------------------------------------------------------------------------------------------------------------------
Boeing             BA      097023105   5/3/2004     Employee Choice of          Shareholder     Yes      Against  For        5,000
                                                    Pension Plan
------------------------------------------------------------------------------------------------------------------------------------
Pepsico            PEP     713448108   5/5/2004     Board of Directors          Issuer          Yes      For      For       20,000
------------------------------------------------------------------------------------------------------------------------------------
Pepsico            PEP     713448108   5/5/2004     Ratification of Auditors    Issuer          Yes      For      For       20,000
------------------------------------------------------------------------------------------------------------------------------------
Pepsico            PEP     713448108   5/5/2004     2004 Executive Incentive    Issuer          Yes      For      For       20,000
                                                    Compensation
------------------------------------------------------------------------------------------------------------------------------------
Pepsico            PEP     713448108   5/5/2004     Political Contributions     Shareholder     Yes      Against  For       20,000
------------------------------------------------------------------------------------------------------------------------------------
Pepsico            PEP     713448108   5/5/2004     HIV/Aids Program            Shareholder     Yes      Against  For       20,000
------------------------------------------------------------------------------------------------------------------------------------
Pepsico            PEP     713448108   5/5/2004     Board of Directors          Issuer          Yes      For      For       20,000
------------------------------------------------------------------------------------------------------------------------------------
AMGEN              AMGN    031162100   5/13/2004    Board of Directors          Issuer          Yes      For      For        6,000
------------------------------------------------------------------------------------------------------------------------------------
AMGEN              AMGN    031162100   5/13/2004    Ratification of Auditors    Issuer          Yes      For      For        6,000
------------------------------------------------------------------------------------------------------------------------------------
AMGEN              AMGN    031162100   5/13/2004    EEO-1 Report                Shareholder     Yes      Against  For        6,000
------------------------------------------------------------------------------------------------------------------------------------
AMGEN              AMGN    031162100   5/13/2004    Stock Option Expensing      Shareholder     Yes      Against  For        6,000
------------------------------------------------------------------------------------------------------------------------------------
Waste Management   WMI     94106L109   5/14/2004    Board Of Directors          Issuer          Yes      For      For       10,000
------------------------------------------------------------------------------------------------------------------------------------
Waste Management   WMI     94106L109   5/14/2004    Ratification of Auditors    Issuer          Yes      For      For       10,000
------------------------------------------------------------------------------------------------------------------------------------
Waste Management   WMI     94106L109   5/14/2004    2004 Stock Incentive Plan   Issuer          Yes      For      For       10,000
------------------------------------------------------------------------------------------------------------------------------------
Waste Management   WMI     94106L109   5/14/2004    2005 Stock Incentive Plan   Issuer          Yes      For      For       10,000
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp         INTC    458140100   5/19/2004    Board of Directors          Issuer          Yes      For      For       10,000
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp         INTC    458140100   5/19/2004    Ratification of Auditors    Issuer          Yes      For      For       10,000
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp         INTC    458140100   5/19/2004    2004 Equity Incentive       Issuer          Yes      For      For       10,000
                                                    Plan
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp         INTC    458140100   5/19/2004    Expense Stock Options       Shareholder     Yes      Against  For       10,000
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp         INTC    458140100   5/19/2004    Performance Vesting Stock   Shareholder     Yes      Against  For       10,000
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp         INTC    458140100   5/19/2004    Performance Based Stock     Shareholder     Yes      Against  For       10,000
                                                    Options
------------------------------------------------------------------------------------------------------------------------------------
Gillette           G       375766102   5/20/2004    Board of Directors          Issuer          Yes      For      For        7,232
------------------------------------------------------------------------------------------------------------------------------------
Gillette           G       375766102   5/20/2004    Ratification of Auditors    Issuer          Yes      For      For        7,232
------------------------------------------------------------------------------------------------------------------------------------
Gillette           G       375766102   5/20/2004    2004 Incentive Plan         Issuer          Yes      For      For        7,232
------------------------------------------------------------------------------------------------------------------------------------
Gillette           G       375766102   5/20/2004    Declassify Board Of         Shareholder     Yes      Against  For        7,232
                                                    Directors
------------------------------------------------------------------------------------------------------------------------------------
Gillette           G       375766102   5/20/2004    Limit Services of Auditor   Shareholder     Yes      Against  For        7,232
------------------------------------------------------------------------------------------------------------------------------------
Gillette           G       375766102   5/20/2004    Expense Stock Options       Shareholder     Yes      Against  For        7,232
------------------------------------------------------------------------------------------------------------------------------------
Time Warner        TWX     887317105   5/21/2004    Board of Directors          Issuer          Yes      For      For       30,000
------------------------------------------------------------------------------------------------------------------------------------
Time Warner        TWX     887317105   5/21/2004    Ratification of Auditors    Issuer          Yes      For      For       30,000
------------------------------------------------------------------------------------------------------------------------------------
Time Warner        TWX     887317105   5/21/2004    China Business Practices    Shareholder     Yes      Against  For       30,000
------------------------------------------------------------------------------------------------------------------------------------
Time Warner        TWX     887317105   5/21/2004    Pay Disparity               Shareholder     Yes      Against  For       30,000
------------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean    RCL     v7780t103   5/25/2004    Board of Directors          Issuer          Yes      For      For        8,000
------------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean    RCL     v7780t103   5/25/2004    2002 Stock Award Plan       Issuer          Yes      For      For        8,000
------------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean    RCL     v7780t103   5/25/2004    Ratification of Auditors    Issuer          Yes      For      For        8,000
------------------------------------------------------------------------------------------------------------------------------------
Omnicom            OMC     681919106   5/25/2004    Board of Directors          Issuer          Yes      For      For        5,000
------------------------------------------------------------------------------------------------------------------------------------
Omnicom            OMC     681919106   5/25/2004    Ratification of Auditors    Issuer          Yes      For      For        5,000
------------------------------------------------------------------------------------------------------------------------------------
Omnicom            OMC     681919106   5/25/2004    Approve Director Equity     Issuer          Yes      For      For        5,000
                                                    Plan
------------------------------------------------------------------------------------------------------------------------------------
Bank of America    BAC     060505104   5/26/2004    Board of Directors          Issuer          Yes      For      For        4,000
------------------------------------------------------------------------------------------------------------------------------------
Bank of America    BAC     060505104   5/26/2004    Ratification of Auditors    Issuer          Yes      For      For        4,000
------------------------------------------------------------------------------------------------------------------------------------
Bank of America    BAC     060505104   5/26/2004    Annual Meeting Date         Shareholder     Yes      Against  For        4,000
------------------------------------------------------------------------------------------------------------------------------------
Bank of America    BAC     060505104   5/26/2004    Nomination of Directors     Shareholder     Yes      Against  For        4,000
------------------------------------------------------------------------------------------------------------------------------------
Bank of America    BAC     060505104   5/26/2004    Charitable Contributions    Shareholder     Yes      Against  For        4,000
------------------------------------------------------------------------------------------------------------------------------------
Bank of America    BAC     060505104   5/26/2004    Mutual Fund Trading         Shareholder     Yes      Against  For        4,000
                                                    Policies
------------------------------------------------------------------------------------------------------------------------------------
Bank of America    BAC     060505104   5/26/2004    Privacy Security            Shareholder     Yes      Against  For        4,000
------------------------------------------------------------------------------------------------------------------------------------
Waste Connections  WCN     941053100   5/26/2004    Board of Directors          Issuer          Yes      For      For        8,000
------------------------------------------------------------------------------------------------------------------------------------
Waste Connections  WCN     941053100   5/26/2004    Amend Certificate of        Issuer          Yes      For      For        8,000
                                                    Incorporation
------------------------------------------------------------------------------------------------------------------------------------
Waste Connections  WCN     941053100   5/26/2004    2004 Equity Incentive       Issuer          Yes      For      For        8,000
                                                    Plan
------------------------------------------------------------------------------------------------------------------------------------
Waste Connections  WCN     941053100   5/26/2004    Ratification of Auditors    Issuer          Yes      For      For        8,000
------------------------------------------------------------------------------------------------------------------------------------
Iron Mountain      IRM     462846106   5/27/2004    Board of Directors          Issuer          Yes      For      For        7,000
------------------------------------------------------------------------------------------------------------------------------------
Iron Mountain      IRM     462846106   5/27/2004    Amend Articles of           Issuer          Yes      For      For        7,000
                                                    Incorporation
------------------------------------------------------------------------------------------------------------------------------------
Iron Mountain      IRM     462846106   5/27/2004    Amend 2002 Stock            Issuer          Yes      For      For        7,000
                                                    Incentive Plan
------------------------------------------------------------------------------------------------------------------------------------
WalMart            WMT     931142103   6/4/2004     Board of Directors          Issuer          Yes      For      For       16,000
------------------------------------------------------------------------------------------------------------------------------------
WalMart            WMT     931142103   6/4/2004     Approve ASDA Share          Issuer          Yes      For      For       16,000
                                                    Ownership
------------------------------------------------------------------------------------------------------------------------------------
WalMart            WMT     931142103   6/4/2004     Approve ASDA Sharesave      Issuer          Yes      For      For       16,000
                                                    Plan
------------------------------------------------------------------------------------------------------------------------------------
WalMart            WMT     931142103   6/4/2004     2004 Associates Sock Plan   Issuer          Yes      For      For       16,000
------------------------------------------------------------------------------------------------------------------------------------
WalMart            WMT     931142103   6/4/2004     Ratification of Auditors    Issuer          Yes      For      For       16,000
------------------------------------------------------------------------------------------------------------------------------------
WalMart            WMT     931142103   6/4/2004     Proposal of Independent     Shareholder     Yes      Against  For       16,000
                                                    Chairman
------------------------------------------------------------------------------------------------------------------------------------
WalMart            WMT     931142103   6/4/2004     Propose Sustainability      Shareholder     Yes      Against  For       16,000
                                                    Program
------------------------------------------------------------------------------------------------------------------------------------
WalMart            WMT     931142103   6/4/2004     Proposal Equity             Shareholder     Yes      Against  For       16,000
                                                    Compensation
------------------------------------------------------------------------------------------------------------------------------------
WalMart            WMT     931142103   6/4/2004     Proposal re Genetically     Shareholder     Yes      Against  For       16,000
                                                    Engineered Food
------------------------------------------------------------------------------------------------------------------------------------
WalMart            WMT     931142103   6/4/2004     Equal Opportunity           Shareholder     Yes      Against  For       16,000
                                                    Proposal
------------------------------------------------------------------------------------------------------------------------------------
WalMart            WMT     931142103   6/4/2004     Proposal Officer Comp       Shareholder     Yes      Against  For       16,000
                                                    Plan
------------------------------------------------------------------------------------------------------------------------------------
Staples            SPLS    855030102   6/17/2004    Board of Directors          Issuer          Yes      For      For        9,000
------------------------------------------------------------------------------------------------------------------------------------
Staples            SPLS    855030102   6/17/2004    2004 Stock Incentive Plan   Issuer          Yes      For      For        9,000
------------------------------------------------------------------------------------------------------------------------------------
Staples            SPLS    855030102   6/17/2004    1998 Stock Purchase Plan    Issuer          Yes      For      For        9,000
------------------------------------------------------------------------------------------------------------------------------------
Staples            SPLS    855030102   6/17/2004    Employee Stock Purchase     Issuer          Yes      For      For        9,000
                                                    Plan
------------------------------------------------------------------------------------------------------------------------------------
Staples            SPLS    855030102   6/17/2004    Ratification of Auditors    Issuer          Yes      For      For        9,000
------------------------------------------------------------------------------------------------------------------------------------
Staples            SPLS    855030102   6/17/2004    Shareholders rights Plan    Shareholder     Yes      Against  For        9,000
------------------------------------------------------------------------------------------------------------------------------------
Staples            SPLS    855030102   6/17/2004    Shareholder Input on        Shareholder     Yes      Against  For        9,000
                                                    Poison Pills
------------------------------------------------------------------------------------------------------------------------------------
Staples            SPLS    855030102   6/17/2004    Commonsense Executive       Shareholder     Yes      Against  For        9,000
                                                    Compensation
------------------------------------------------------------------------------------------------------------------------------------
Staples            SPLS    855030102   6/17/2004    Auditor Independence        Shareholder     Yes      Against  For        9,000
------------------------------------------------------------------------------------------------------------------------------------
UTI Worldwide      UTIW    G87210103   6/25/2004    Board of Directors          Issuer          Yes      For      For        5,000
------------------------------------------------------------------------------------------------------------------------------------
UTI Worldwide      UTIW    G87210103   6/25/2004    Directors Incentive Plan    Issuer          Yes      For      For        5,000
------------------------------------------------------------------------------------------------------------------------------------
Spanish            SBSA    846425882   6/30/2004    Board of Directors          Issuer          Yes      For      For       13,000
Broadcasting
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